Leases - Schedule of Future Minimum Lease Payments Under Operating Leases (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Future Minimum Lease Payments Under Operating Leases [Abstract]
2026	$ 62,493
2027	29,548
2028	29,548
2029	13,937
Thereafter	5,462
Total undiscounted cash flows	140,988
Current operating lease liabilities	58,528	$ 19,945
Non-current operating lease liabilities	74,863	$ 72,680
Total operating lease liabilities	133,391
Interest on lease liabilities	$ 7,597